Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	World Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jan. 10, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 10, 2020
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The E-Valuator Funds
Performance Table Heading	rr_PerformanceTableHeading	Effective immediately, the table under “Average Annual Total Return as of December 31, 2018” in the Performance History section of the Fund Summary of The E-Valuator Aggressive Growth RMS Fund – Service Class Shares is replaced with the following:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to the

PROSPECTUS

dated

January 31, 2019

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Service Class Shares (EVAGX)

Effective immediately, the table under “Average Annual Total Return as of December 31, 2018” in the Performance History section of the Fund Summary of The E-Valuator Aggressive Growth RMS Fund – Service Class Shares is replaced with the following:

The E-Valuator Aggressive Growth (85%-99%) RMS Fund – Service Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	-11.08%	3.76%	7.36%
Return After Taxes on Distributions(1)	-13.16%	2.53%	6.43%
Return After Taxes on Distributions and Sale of Fund Shares(1)	-6.49%	2.58%	5.74%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	9.29%

[1] After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

If you have questions or need assistance, please contact your financial advisor directly or call the Funds toll-free at 1-888-507-2798.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	9.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
The E-Valuator Aggressive Growth (85%-99%) RMS Fund | Service Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EVAGX
1 Year	rr_AverageAnnualReturnYear01	(11.08%)
5 Years	rr_AverageAnnualReturnYear05	3.76%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
The E-Valuator Aggressive Growth (85%-99%) RMS Fund | Service Class Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.16%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.53%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
The E-Valuator Aggressive Growth (85%-99%) RMS Fund | Service Class Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.49%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.58%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.